Capital Lease Obligations (Equipment Held Under Capital Lease Obligations Due) (Detail) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Capital Leased Assets [Line Items]
Total Principal Payments		$ 41,552	$ 97,285
Less: Amount Due Within One Year	(21,881)	(24,670)	(57,244)
Amount Due After One Year	$ 11,629	$ 16,882	$ 40,041